Capital and funding - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares cancelled	122,965,077
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares acquired	66,202,168	53,003,099
Number of treasury shares held	263,349,111	201,538,909
Unilever N.V. [member] | Ordinary Shares [member] | Share Based Compensation [Member]
Disclosure of classes of share capital [line items]
Number of treasury shares held	9,336,215
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Nominal dividend paid on the deferred stock of PLC	6.00%
Number of shares acquired	65,458,433	53,359,284
Number of treasury shares held	24,334,848	84,463,561
Number of shares cancelled	122,965,077
Unilever PLC [member] | Share Based Compensation [Member]
Disclosure of classes of share capital [line items]
Number of treasury shares held	5,674,214